Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Information

a.	Segment revenues and operation results

Note 1: Inter-group revenues were eliminated upon consolidation.

Note 2: The disaggregated product and service type from the Group's contract with customer is the same as those disclosed in above reportable segment.

Summary of Revenue from Major Products and Services
b.	Revenue from major products and services

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$178,308,222	$198,916,897	$218,666,071	$7,787,253
Testing service	35,903,202	42,658,686	47,271,074	1,683,443
EMS	151,890,384	165,789,479	204,690,669	7,289,554
Others	4,990,613	5,817,122	6,350,896	226,171

	$371,092,421	$413,182,184	$476,978,710	$16,986,421

Summary of Geographical Information
c.	Geographical information

2)	Non-current assets

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Taiwan	$239,532,971	$239,353,978	$8,524,002
China	68,747,648	63,907,990	2,275,926
Others	26,645,450	34,107,657	1,214,660

	$334,926,069	$337,369,625	$12,014,588

Non-current assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.